SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%		10.00%
Segment reporting Information
Goodwill	$ 229,279		$ 229,279		$ 229,279
Revenues from Mining Operations	535,836	520,537	1,468,331	1,366,296
Production Costs	220,408	237,190	655,349	648,511
Amortization of Property, Plant and Mine Development	68,318	67,104	199,181	188,268
Exploration and Corporate Development	36,023	9,610	93,417	43,877
Foreign currency translation loss (gain)	16,265	(21,420)	20,773	(4,642)
Loss on Goldex mine		298,183		298,183
Segment Income (Loss)	194,822	(70,130)	499,611	192,099
Interest and sundry expense (income)	866	(46)	1,112	(22)
Impairment loss on available-for-sale securities	(600)	(3,402)	(12,181)	(3,402)
Environmental remediation	(4,066)		(4,066)
Gain on sale and write-down of available-for-sale securities			(6,731)	4,814
Gain (loss) on derivative financial instruments	1,674	(1,678)	(1,752)	654
General and administrative expenses	(25,416)	(20,410)	(91,359)	(79,684)
Provincial capital tax			(4,001)
Interest expense	(14,933)	(14,918)	(43,600)	(42,915)
Income (loss) before income and mining taxes	152,347	(110,584)	337,033	71,544
TOTAL ASSETS	5,218,625		5,218,625		5,034,262
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100		200,100
La India Mine Project
Segment reporting Information
Goodwill	29,200		29,200
Canada
Segment reporting Information
Revenues from Mining Operations	336,011	352,514	913,421	928,228
Production Costs	160,405	169,243	469,821	456,634
Amortization of Property, Plant and Mine Development	51,656	50,133	147,560	143,104
Exploration and Corporate Development	11,947		35,910
Foreign currency translation loss (gain)	11,215	(12,581)	12,882	(893)
Loss on Goldex mine		298,183		298,183
Segment Income (Loss)	100,788	(152,464)	247,248	31,200
TOTAL ASSETS	3,272,669		3,272,669		3,205,158
Europe
Segment reporting Information
Revenues from Mining Operations	75,741	62,165	205,824	163,391
Production Costs	23,086	27,648	72,631	82,340
Amortization of Property, Plant and Mine Development	7,846	6,939	22,297	19,716
Foreign currency translation loss (gain)	561	(2,355)	1,777	1,432
Segment Income (Loss)	44,248	29,933	109,119	59,903
TOTAL ASSETS	851,294		851,294		771,714
Latin America
Segment reporting Information
Revenues from Mining Operations	124,084	105,858	349,086	274,677
Production Costs	36,917	40,299	112,897	109,537
Amortization of Property, Plant and Mine Development	8,816	10,032	29,324	25,448
Foreign currency translation loss (gain)	4,177	(5,770)	5,968	(5,101)
Segment Income (Loss)	74,174	61,297	200,897	144,793
TOTAL ASSETS	1,035,293		1,035,293		1,020,078
Exploration
Segment reporting Information
Exploration and Corporate Development	24,076	9,610	57,507	43,877
Foreign currency translation loss (gain)	312	(714)	146	(80)
Segment Income (Loss)	(24,388)	(8,896)	(57,653)	(43,797)
TOTAL ASSETS	59,369		59,369		37,312
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense (income)	866	(46)	1,112	(22)
Impairment loss on available-for-sale securities	(600)	(3,402)	(12,181)	(3,402)
Environmental remediation	(4,066)		(4,066)
Gain on sale and write-down of available-for-sale securities			(6,731)	4,814
Gain (loss) on derivative financial instruments	1,674	(1,678)	(1,752)	654
General and administrative expenses	(25,416)	(20,410)	(91,359)	(79,684)
Provincial capital tax			(4,001)
Interest expense	(14,933)	(14,918)	(43,600)	(42,915)
Income (loss) before income and mining taxes	$ 152,347	$ (110,584)	$ 337,033	$ 71,544